UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY  10017

Form 13F File Number:  28-05547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew O'Leary
Title:
Phone:    (914) 921-4118

Signature, Place, and Date of Signing:

/s/ Matthew O'Leary               New York, NY                 February 24, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form I3F Information Table Value Total:     5016 (x $1000)

List of Other Included Managers:

No.                      Form 13F File Number             Name

1.                                                        JDS Capital Management

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
----------------------    --------------  ---------  --------  ------------------  ----------  --------   --------------------------
                                                       VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP.               COM        31567R209     5,016   1200000  SH           SOLE         1      1200000      0        0